Annual Total Returns- JPMorgan Short Duration Core Plus Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Short Duration Core Plus Fund - Class R6	2014	2015	2016	2017	2018	2019	2020
Total	1.13%	(2.45%)	10.72%	4.21%	0.92%	6.12%	5.18%